LOANS TO JOINT VENTURES	12 Months Ended
Dec. 31, 2020
LOANS TO JOINT VENTURES [Abstract]
LOANS TO JOINT VENTURES
11	LOANS TO JOINT VENTURES

	2020	2019
	US$’000	US$’000
Loans to joint ventures analysed between:

Assets
Current assets	798	2,589
Provision for losses on joint ventures	-	(1,552)
	798	1,037

Non-current assets	-	2,627

Total	798	3,664

(1)	The loan to a joint venture which relates to payments made for instalments due for a ship under construction in accordance with the terms of ship building contract was settled during the year following the sale of the vessel (2019: $2,627,000). The loan was unsecured and incurred interest at rates ranging from 1.96% to 3.6% (2019: 3.60% to 4.34%) per annum during the year. The loan approximated the fair value as the loan was arranged at floating rates.

(2)	$798,000 (2019: $2,579,000) of loans to a joint venture is unsecured and did not bear interest in 2020 and 2019. The loan is expected to be repaid within 12 months from the end of the reporting period. The carrying value of the loans at year end approximates the fair value.

For the purpose of impairment assessment for these receivables, the loss allowance is measured at lifetime ECL. In determining the ECL, management has taken into account the provision of losses that arose from the Group’s share of losses in joint venture that were in excess of the Group’s cost of investment in joint ventures (Note 17) and any additional loss allowance required based on the expected recovery from the loan.

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2020	2019
	US$’000	US$’000
Balance as at 1 January	1,552	1,680
Loss allowance recognised (reversed) in profit or loss on changes in credit risk	271	(128)
Amount written off	(1,823)	-
Balance as at 31 December	-	1,552

As the last remaining joint venture is in the process of being liquidated following the sale of the assets in 2019, management do not believe the balance of the outstanding loan in excess of the available cash in the joint venture is recoverable. The loss allowance was increased to US$1,823,000 and the full amount was written off in anticipation of the distribution of the final dividend.